Notes Payable (10Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 24, 2014	Sep. 19, 2014
Convertible promissory note amount				$ 1,479,654
Debt maturity date	Mar. 31, 2015		Mar. 31, 2015
Warrant exercise price						$ 1.00
Debt discount amortization	119,542	47,306	437,115	67,104
Amortization over period	2 years 6 months
Unamortized debt discount	1,235,264		1,354,806	83,263
Hankey Capital, LLC [Member]
Warrant exercise price					$ 1.58
Warrant to purchase shares of common stock					3,955,697
Warrant expiration date					Oct. 24, 2017
Hankey Capital, LLC [Member] | Convertible Note [Member]
Convertible promissory note amount					5,000,000
Debt maturity date					Oct. 24, 2017
Debt instrument conversation price per share					$ 0.001
Percentage of average daily price of common stock measured					70.00%
Debt instrument common stock price conversation period					60 days
Loan for collateral value ratio percentage					50.00%
Number of common stock shares issued for lending					6,329,114
Percentage of commitment fee paid					3.00%
Loan commitment fee amount					$ 150,000
Hankey Capital, LLC [Member] | Convertible Note [Member] | Maximum [Member]
Debt instrument conversation price per share					$ 1.58
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate, minimum					4.00%
Debt instrument interest rate, maximum					8.50%
Forefront [Member]
Warrant to purchase shares of common stock					126,582